Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Trade and Other Receivables [Abstract]
Trade payables	$ 1,160,509	$ 1,727,809
Employee benefits payable	44,761	68,885
Accrual and other payables	22,643	25,065
Total	$ 1,227,913	$ 1,821,759